Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,835,000
Previously Paid Amount	0.00
Total Fee Amount	667.71
Total Offset Amount	0.00
Net Fee	667.71
Narrative - Max Aggregate Offering Price	$ 4,835,000
Final Prospectus	true